Statements of Operations(CAD)	12 Months Ended			92 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Operating Expense
Professional fees	12,590	32,216	20,150	159,531
Directors' fees			(27,670)	131,000
Consulting fees			4,500	13,300
Modification of warrants - stock-based compensation	415,436	898,997	898,997	4,313,782
Listing and filing fees	15	2,255	982	49,522
Transfer agent fees	7,084	1,066	101	12,203
Rent				10,682
Office and sundry	2,047	3,433	5,835	39,551
Total Operating Expense	437,172	937,967	902,895	4,729,571
Loss From Operations	(437,172)	(937,967)	(902,895)	(4,729,571)
Other Income (Expense)
Interest income (expense)	(1,504)	(930)		501
Foreign exchange gain (loss)	(854)	600	(15)	(749)
Write-off of mineral property option agreement				(3,000)
Gain on settlement of liability		4,704		4,704
Interest income	31			31
Write-off of oil and gas property interests		(116,748)	(68,231)	(184,979)
Total Other Income (Expense)	(2,327)	(112,374)	(68,246)	(183,492)
Net Loss	(439,499)	(1,050,341)	(971,141)	(4,913,063)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	45,493,814	428,236	427,896